issued by
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT SEVEN

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
This updating summary prospectus provides updated information about Polaris II A-Class, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Gross Purchase Payment - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Purchase Payments - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Underlying Fund(s) - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Underlying Fund Changes effective on July 28, 2025
•
The SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio, and Goldman Sachs Asset Management L.P. became its subadvisor.
•
The SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
Underlying Fund Changes effective on May 1, 2026
•
The SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If your Gross Purchase Payment(s) qualify for the $1,000,000 or more Investment Amount level and are invested for less than 12 months at the time of a withdrawal, you may be assessed a withdrawal charge of up to 0.50%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $1,000,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $5,000. This loss will be greater if there are federal and state income taxes or tax-penalties.
Withdrawal Charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
				Expenses
Are There Transaction Charges?
Yes, in addition to withdrawal charges, you may be charged for other transactions such as an Upfront Sales Charge on Purchase Payments, charges for each transfer after 15 transfers in any contract year during the Accumulation Phase and certain tax-related charges on
Purchase Payments.
				Expenses
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	0.85%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.33%
	Optional Benefits Available for an Additional Charge[1] (For a single optional benefit, if elected)	0.25%	0.25%
1 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
2 As a percentage of Underlying Fund net assets.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,490	Highest Annual Cost: $2,361
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees and may also be subject to state and federal income taxes and tax-penalties.
•The benefits of tax deferral and long-term income mean that this contract is generally more beneficial to investors with a long investment time horizon.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. An Owner should look solely to our financial strength for our claims-paying ability. More information about the
Company, including our financial strength ratings, may be obtained at
https://investors.corebridgefinancial.com/financials/Ratings/default.aspx .

RESTRICTIONS
Are There Limits on the Investment Options?
Yes.
Transfer Restrictions.
•During the Accumulation Phase, you must transfer at least $100 per transfer between any of the Variable Portfolios and/or any available Fixed Accounts. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well. Funds already in your contract cannot be transferred to the DCA
Fixed Account, if available. A transfer request will be priced as of the day it is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
•During the Income Phase, only one transfer per month is permitted between the Variable
Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer. You may not use the DCA Program or the Automatic Asset Rebalancing
Program during the Income Phase.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
Investment Restrictions. If you elect an optional Living Benefit, not all investment options may be available and you must invest in accordance with the applicable investment requirements. You may be required to invest a certain percentage of your contract value in a certain investment option. We reserve the right to modify the investment requirements in the future. If you do not elect any optional benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
Availability of Variable Portfolios. We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable
Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying
Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment
Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Investment Options
4

	RESTRICTIONS	Location in Prospectus
Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the contract
(e.g., death benefits, Living Benefits, DCA Fixed Account, DCA Program, Automatic
Asset Rebalancing Program, Systematic Withdrawal Program, Automatic Payment Plan).
•We reserve the right to modify or terminate the DCA Program, Automatic Asset
Rebalancing Program, Systematic Withdrawal Program, and Automatic Payment Plan.
•Withdrawals that exceed limits specified by the terms of a benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Death Benefits
TAXES
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Should I Exchange My Contract?
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Investment Options Available Under The Contract

Underlying Funds
The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2 Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
	SA JPMorgan Diversified Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.74%*	12.95%	6.06%	7.54%
	SA MFS Total Return Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.71%	10.99%	6.30%	7.53%
Bond	SA Federated Hermes Corporate Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Federated Investment Management Company	0.55%	7.05%	0.42%	3.72%
	SA Goldman Sachs Government and Quality Bond Portfolio[1] – Class 1 SunAmerica Asset Management, LLC Goldman Sachs Asset Management L.P.[1]	0.59%	6.57%	-0.78%	1.45%
	SA JPMorgan MFS Core Bond Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.53%*	7.29%	0.10%	2.45%
	SA JPMorgan Ultra-Short Bond Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.55%	4.62%	2.46%	1.68%
	SA PIMCO Global Bond Opportunities Portfolio – Class 1 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	0.93%*	9.07%	-3.37%	0.61%
	SA PineBridge High-Yield Bond Portfolio – Class 1 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.76%	8.36%	5.33%	7.22%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	3.94%	2.98%	1.90%
Stock	American Funds Global Growth Fund – Class 2 Capital Research and Management Company	0.66%*	21.63%	8.23%	12.17%
	American Funds Growth Fund – Class 2 Capital Research and Management Company	0.59%	20.23%	13.37%	17.97%
	American Funds Growth-Income Fund – Class 2 Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
A-1

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	17.29%	13.35%	11.12%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.15%	7.05%	10.15%	7.97%
	SA AB Growth Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.63%	13.06%	11.95%	16.14%
	SA BlackRock Advantage International Portfolio[2] – Class 1 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[2]	0.87%*	21.24%	5.49%	6.37%
	SA Fidelity Institutional AM Global Equities Portfolio[3] – Class 1 SunAmerica Asset Management, LLC FIAM LLC[3]	0.82%*	22.19%	13.82%	11.38%
	SA Fidelity Institutional AM Real Estate Portfolio – Class 1 SunAmerica Asset Management, LLC FIAM LLC	0.85%	1.50%	4.91%	5.44%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.70%*	17.13%	13.86%	11.60%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.64%	16.92%	11.80%	12.59%
	SA Invesco Growth Opportunities Portfolio – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.82%	6.10%	-0.73%	9.13%
	SA JPMorgan Emerging Markets Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.16%*	36.28%	4.64%	8.42%
	SA JPMorgan Equity-Income Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.59%	14.63%	10.80%	11.09%
	SA JPMorgan Large Cap Core Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.69%*	14.47%	13.00%	12.73%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.77%*	8.07%	4.24%	12.17%
	SA MFS Large Cap Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.68%	16.64%	15.12%	16.16%
	SA MFS Massachusetts Investors Trust Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.70%*	13.82%	11.48%	12.65%
	SA Putnam International Value Portfolio – Class 1 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	0.94%*	35.27%	12.89%	9.06%
	SA Wellington Capital Appreciation Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.73%	14.53%	8.81%	16.03%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
A-2

1
On July 28, 2025, SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor.
2
On May 1, 2026, SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
3
On July 28, 2025, SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
Fixed Accounts
The following is a list of Fixed Accounts currently available under the contract. We may change the features of the Fixed Accounts listed below, offer new Fixed Accounts, and terminate existing Fixed Accounts. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS - FIXED ACCOUNTS of the prospectus for a description of the Fixed Accounts' features.
Name	Terms	Minimum Guaranteed Interest Rate
1-Year Fixed Account	1-Year	1%
Dollar Cost Averaging Fixed Account	6-Month, 12-Month	1%
SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Sample Portfolios are no longer offered.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into a Sample Portfolio. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. The allocations for the Sample Portfolios below are those that were most currently available for this product prior to termination of the program.
Sample Portfolio Allocations (effective March 31, 2005)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
American Funds Asset Allocation	15%	0%	0%
American Funds Global Growth	8%	10%	10%
American Funds Growth	0%	10%	12%
American Funds Growth-Income	12%	10%	10%
Invesco V.I. Comstock Fund	5%	10%	8%
Invesco V.I. Growth and Income Fund	10%	15%	8%
Lord Abbett Growth and Income	0%	10%	8%
Lord Abbett Mid Cap Stock	0%	0%	12%
SA AB Growth	5%	10%	12%
SA Federated Hermes Corporate Bond	10%	5%	0%
SA Franklin BW U.S. Large Cap Value	5%	0%	10%
SA Goldman Sachs Government and Quality Bond	10%	5%	0%
SA JPMorgan Large Cap Core	5%	0%	0%
SA MFS Total Return	15%	15%	0%
SA Wellington Capital Appreciation	0%	0%	10%
Total	100%	100%	100%

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124684
A-3

issued by
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT SEVEN

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
This updating summary prospectus provides updated information about Polaris II A-Class Platinum Series, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Gross Purchase Payment - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Purchase Payment(s) - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2026. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Underlying Fund Changes effective on July 28, 2025
•
The SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio, and Goldman Sachs Asset Management L.P. became its subadvisor.
•
The SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
Underlying Fund Changes effective on May 1, 2026
•
The SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If your Gross Purchase Payment(s) qualify for the $1,000,000 or more Investment Amount level and are invested for less than 12 months at the time of a withdrawal, you may be assessed a withdrawal charge of up to 0.50%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $500. This loss will be greater if there are federal and state income taxes or tax-penalties.
Withdrawal Charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
				Expenses
Are There Transaction Charges?
Yes, in addition to withdrawal charges, you may be charged for other transactions such as an Upfront Sales Charge on Purchase Payments, charges for each transfer after 15 transfers in any contract year during the Accumulation Phase and certain tax-related charges on
Purchase Payments.
				Expenses
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	0.85%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.58%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.10%[4]
1 As a percentage of the value in the Separate Account.
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,490	Highest Annual Cost: $3,302
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees and may also be subject to state and federal income taxes and tax-penalties.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. An Owner should look solely to our financial strength for our claims-paying ability. More information about the
Company, including our financial strength ratings, may be obtained at
https://investors.corebridgefinancial.com/financials/Ratings/default.aspx .

RESTRICTIONS
Are There Limits on the Investment Options?
Yes.
Transfer Restrictions.
•During the Accumulation Phase, you must transfer at least $100 per transfer between any of the Variable Portfolios and/or any available Fixed Accounts. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well. Funds already in your contract cannot be transferred to the DCA
Fixed Account, if available. A transfer request will be priced as of the day it is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
•During the Income Phase, only one transfer per month is permitted between the Variable
Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer. You may not use the DCA Program or the Automatic Asset Rebalancing
Program during the Income Phase.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
Investment Restrictions. If you elect an optional Living Benefit, not all investment options may be available and you must invest in accordance with the applicable investment requirements. You may be required to invest a certain percentage of your contract value in a certain investment option. We reserve the right to modify the investment requirements in the future. If you do not elect any optional benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
Availability of Variable Portfolios. We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable
Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying
Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment
Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Investment Options
4

	RESTRICTIONS	Location in Prospectus
Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the contract
(e.g., death benefits, Living Benefits, DCA Fixed Account, DCA Program, Automatic
Asset Rebalancing Program, Systematic Withdrawal Program, Automatic Payment Plan).
•We reserve the right to modify or terminate the DCA Program, Automatic Asset
Rebalancing Program, Systematic Withdrawal Program, and Automatic Payment Plan.
•Withdrawals that exceed limits specified by the terms of a benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Should I Exchange My Contract?
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Investment Options Available Under The Contract

Underlying Funds
The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this Appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2 Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	12.60%	5.73%	7.32%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.99%*	12.65%	5.80%	7.27%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	10.69%	6.03%	7.26%
Bond	SA American Century Inflation Managed Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.85%	6.21%	0.63%	2.06%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	6.78%	0.15%	3.46%
	SA Goldman Sachs Government and Quality Bond Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management L.P.[1]	0.84%	6.31%	-1.02%	1.21%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	6.98%	-0.17%	2.19%
	SA JPMorgan Ultra-Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.80%	4.39%	2.20%	1.45%
	SA PIMCO Global Bond Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.18%*	8.72%	-3.61%	0.35%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	1.01%	8.16%	5.05%	6.94%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	3.94%	2.98%	1.90%
Stock	American Funds Global Growth Fund – Class 2 Capital Research and Management Company	0.66%*	21.63%	8.23%	12.17%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	American Funds Growth Fund – Class 2 Capital Research and Management Company	0.59%	20.23%	13.37%	17.97%
	American Funds Growth-Income Fund – Class 2 Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	17.29%	13.35%	11.12%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.15%	7.05%	10.15%	7.97%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	12.79%	11.67%	15.85%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.16%*	2.32%	8.36%	8.27%
	SA BlackRock Advantage International Portfolio[2] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[2]	1.12%*	20.99%	5.23%	6.11%
	SA Fidelity Institutional AM Global Equities Portfolio[3] – Class 3 SunAmerica Asset Management, LLC FIAM LLC[3]	1.07%*	21.87%	13.53%	11.10%
	SA Fidelity Institutional AM Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.10%	1.25%	4.65%	5.18%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	16.83%	13.57%	11.32%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	6.14%	8.32%	9.41%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.89%	16.68%	11.52%	12.31%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	5.92%	-0.96%	8.86%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	18.04%	11.40%	15.34%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.41%*	36.00%	4.37%	8.15%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.84%	14.31%	10.52%	10.81%
	SA JPMorgan Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.94%*	14.15%	12.71%	12.44%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.02%*	7.86%	3.99%	11.89%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%*	13.52%	11.20%	12.37%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.09%*	35.91%	10.00%	5.99%
	SA Putnam International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.18%*	34.95%	12.59%	8.79%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.98%	14.26%	8.54%	15.75%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
On July 28, 2025, SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor.
2
On May 1, 2026, SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
3
On July 28, 2025, SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
Fixed Accounts
The following is a list of Fixed Accounts currently available under the contract. We may change the features of the Fixed Accounts listed below, offer new Fixed Accounts, and terminate existing Fixed Accounts. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS - FIXED ACCOUNTS of the prospectus for a description of the Fixed Accounts' features.
Name	Terms	Minimum Guaranteed Interest Rate
1-Year Fixed Account	1-Year	1%
Dollar Cost Averaging Fixed Account	6-Month, 12-Month, 2-Year	1%

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elected an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you elected, you may not be able to invest in certain investment options. If you did not elect any optional benefits, or if the only optional benefit you elected is a death benefit, your contract is not subject to investment requirements.
This section contains the investment requirements for the following optional Living Benefits:
•
MarketLock Income Plus
•
MarketLock For Life Plus
•
MarketLock Income Plus (Extensions)
•
MarketLock For Life Plus (Extensions)
MarketLock Income Plus
If you elected the optional MarketLock Income Plus Living Benefit, you must allocate your investments in one of three ways:
1.
Invest 100% in the SA JPMorgan Ultra-Short Bond
2.
Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**
3.
Invest 100% in one or a combination of the following Variable Portfolios: American Funds Asset Allocation, SA JPMorgan Diversified Balanced, Franklin Income VIP Fund, Franklin Allocation VIP Fund and SA MFS Total Return

*
As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
**
Please see POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
MarketLock for Life Plus
If you elected the optional MarketLock For Life Plus Living Benefit, you must allocate your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:
1.
Invest 100% in the SA JPMorgan Ultra-Short Bond
2.
Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**
3.
Invest 100% in one or a combination of the following Variable Portfolios: American Funds Asset Allocation, Franklin Income VIP Fund, Franklin Allocation VIP Fund, SA JPMorgan Diversified Balanced and SA MFS Total Return
*
As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
**
Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for allocations for the formerly available Polaris Portfolio Allocator Models.
4.
Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%
SA American Century Managed
Protection
SA Federated Hermes Corporate
Bond
SA Goldman Sachs Government
and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 80%
American Funds Asset
Allocation
American Funds Global Growth
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA BlackRock Advantage
International
SA Fidelity Institutional AM
Global Equities
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA PineBridge High-Yield Bond
SA PIMCO RAE International
Value
SA Putnam International Value
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 20%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
MARKETLOCK Income plus EXTENSIONs
If you purchased a contract between May 1, 2008 and May 3, 2009 and you elected the MarketLock Income Plus living benefit, and have elected the first, second, and third Extensions, your assets must remain allocated in one of the following options:
Option 1	100% to one or more of the following portfolios: American Funds Asset Allocation Franklin Allocation VIP Fund Franklin Income VIP Fund SA JPMorgan Diversified Balanced SA MFS Total Return
Option 2
100% in one of the following:
Allocation A*
Allocation B*
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM AND SAMPLE PORTFOLIOS FOR
CONTRACTS ISSUED PRIOR TO FEBRUARY 6,
2017 later in this Appendix for the allocations for the
formerly available Polaris Portfolio Allocator Models.

MARKETLOCK FOR LIFE PLUS EXTENSIONS
If you purchased a contract between February 11, 2008 and May 3, 2009 and you elected the MarketLock For Life Plus Living Benefit, and have elected the first and second Extensions, you must allocate your assets in accordance with one of the following three options:
Option 1	100% in one or more of the following Variable Portfolios: American Funds Asset Allocation Franklin Allocation VIP Fund Franklin Income VIP Fund SA JPMorgan Diversified Balanced SA MFS Total Return
Option 2
100% in either Allocation A* or Allocation B*
*Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM AND SAMPLE PORTFOLIOS FOR
CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
later in this Appendix for the allocations for the formerly
available Polaris Portfolio Allocator Models.

Option 3	100% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%
SA American Century Managed
Protection
SA Federated Hermes Corporate
Bond
SA Goldman Sachs Government
and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
Fixed Accounts
1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 80%
American Funds Asset
Allocation
American Funds Global Growth
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA BlackRock Advantage
International
SA Fidelity Institutional AM
Global Equities
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
Portfolio
SA Putnam International Value
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 20%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS iSSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Polaris Portfolio Allocator Program and Sample Portfolios are no longer offered and we will no longer update the Polaris Portfolio Allocator Models on an annual basis.
If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into any other Sample Portfolio Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models or Sample Portfolio as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below (“Allocations” and “Sample Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model/portfolio or the Allocations/Sample Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models or Sample Portfolios.

Allocations (effective February 6, 2017)
Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Century Managed Protection	5.0%	3.0%	2.0%
SA BlackRock Advantage International	3.0%	3.0%	4.0%
SA Federated Hermes Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin BW U.S. Large Cap Value	4.0%	4.0%	4.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Franklin Systematic U.S. Large Cap Value	3.0%	3.0%	3.0%
SA Goldman Sachs Government and Quality Bond	8.0%	8.0%	7.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan Large Cap Core	3.0%	4.0%	4.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA JPMorgan Ultra-Short Bond	2.0%	1.0%	0.0%
SA MFS Large Cap Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA PIMCO Global Bond Opportunities	4.0%	4.0%	2.0%
SA PIMCO RAE International Value	3.0%	3.0%	3.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
Total	100%	100%	100%
Sample Allocations (effective February 11, 2013)
Variable Portfolios	Balanced Toward Growth Allocation	Growth Focus Allocation	All Equity Focus Allocation
American Funds Global Growth	12.0%	12.0%	17.0%
American Funds Growth-Income	9.0%	10.0%	10.0%
Invesco V.I. Comstock Fund	6.0%	10.0%	13.0%
Invesco V.I. Growth and Income Fund	5.0%	10.0%	12.0%
SA Federated Hermes Corporate Bond	5.0%	0.0%	0.0%
SA Goldman Sachs Government and Quality Bond	25.0%	20.0%	0.0%
SA Invesco Growth Opportunities	3.0%	5.0%	6.0%
SA MFS Massachusetts Investors Trust	7.0%	10.0%	14.0%
SA MFS Total Return	13.0%	0.0%	0.0%
SA Multi-Managed Mid Cap Growth	4.0%	8.0%	10.0%
SA PIMCO RAE International Value	11.0%	15.0%	18.0%
Total	100%	100%	100%

*  * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifiers: C000124661, C000124685